Trade and Other receivables - Summary of Trade Receivables and Other Current Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of trade and other receivables [abstract]
Trade receivables	€ 642	€ 909
Advance deposits	237	209
Total Trade and Other receivables	879	1,118
Current Grant receivables (RCAs)	181	0
Current Grant receivables (Others)	1,036	0
Total Current Grant receivables	1,217	0
Prepaid expenses	390	667
VAT receivable	153	316
Income and other tax receivables	79	34
Total Other current assets	622	1,017
Total Trade receivables, current grant receivables and other current assets	€ 2,718	€ 2,135